Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Jul. 31, 2012
Summary Of Significant Accounting Policies (Textual)
Offering costs related to public offering	$ 2,460,000
Underwriter's compensation	1,200,000
Advances to underwriter	25,000
Number of private placement warrants	3,266,667
Deferred Underwriting Compensation		800,000
Unit issued in public offering	4,000,000	4,000,000
Tangible asset minimum threshold amount		5,000,001
Interest expense or penalties recognized